Accrued Expenses and Other Liabilities	6 Months Ended
Apr. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

Note 6 — ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	April 30, 2025	October 31, 2024
Accrued expenses (1)	$5,028,292	$5,853,795
Board compensation payable	299,595	363,726
Due to a third-party (2)	952,181	-
Other payable	918,048	868,635
Accrued expenses and other liabilities	$7,198,116	$7,086,156

(1)	The balance represented accrued contract expenses.

(2)	The balance was advanced by Dr. Guohua Zhang (former Chief Executive Officer and Chairman of the Board of the Company) before October 31, 2024 (Detail see Note 9).